Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2015
Prospectus Date	rr_ProspectusDate	Nov. 03, 2014
Eaton Vance Global Macro Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	ev_SupplementTextBlock

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND
Supplement to Prospectus dated November 3, 2014

The following replaces “Fees and Expenses of the Fund” under “Fund Summary”

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 18 of the Fund's Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class I
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses*	0.51%	0.51%
Acquired Fund Fees and Expenses*	0.01%	0.01%
Total Annual Fund Operating Expenses	1.77%	1.52%
Expense Reimbursement(2)	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.66%	1.41%

*

Based on estimates for the current fiscal year.

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Macro Capital Opportunities Portfolio (the “Portfolio”), the Fund's master Portfolio.

(2)

The investment adviser has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.65% for Class A shares and 1.40% for Class I shares.  This expense reimbursement will continue through February 29, 2016.  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$744	$1,099
Class I shares	$154	$479

June 9, 2015	18767 6.9.15